UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):     [ ] is a restatement
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          DP Fund Management
Address:       Dorey Court, Admiral Park,
               Elizabeth Avenue
               St. Peter Port, Guernsey GY1 3BD

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roger Harlow
Title:    Authorised Person
Phone:    0044-207-631-7560

Signature, Place, and Date of Signing:

Roger Harlow                London, UK                May 14, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $6,850 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/   SH/PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASCUSIP     (x$1000)PRN AMOUNTPRNCALL DSCRETN  MANAGERSSOLE  SHAREDNONE

AETERNA ZENTARIS INC (US)           COM          007975204 17      11212     SH      SOLE             11212
Alaska Communications Systems       COM          01167P101 147     48818     SH      SOLE             48818
Amedisys Inc                        COM          023436108 168     15432     SH      SOLE             15432
American Capital Ltd                COM          02503Y103 100     14892     SH      SOLE             14892
Ameristar Casinos Inc               COM          03070Q101 200     11562     SH      SOLE             11562
Apollo Investment Corporation       COM          03761U106 134     20868     SH      SOLE             20868
BELO CORPORATION-A                  COM          080555105 76      12085     SH      SOLE             12085
BLACKROCK KELSO CAPITAL CORPORATION COM          092533108 159     19511     SH      SOLE             19511
Brocade Communications     Ordinary COM          111621306 62      11957     SH      SOLE             11957
Cablevision Systems Class A     OrdiCOM          12686C109 144     10093     SH      SOLE             10093
Central European Media Enterprises LCOM          G20045202 163     25038     SH      SOLE             25038
CINCINNATI BELL INC                 COM          171871106 96      31747     SH      SOLE             31747
CLEARWIRE CORP-CLASS A              COM          18538Q105 106     54517     SH      SOLE             54517
Corinthian Colleges Inc     OrdinaryCOM          218868107 33      15287     SH      SOLE             15287
CVB FINANCIAL CORP                  COM          126600105 140     13990     SH      SOLE             13990
DEPOMED INC                         COM          249908104 58      11101     SH      SOLE             11101
GENERAL COMMUNICATION INC-A         COM          369385109 147     14999     SH      SOLE             14999
GFI GROUP INC                       COM          361652209 46      11087     SH      SOLE             11087
Harte Hanks                         COM          416196103 105     11595     SH      SOLE             11595
HAWAIIAN HOLDINGS INC               COM          419879101 74      12782     SH      SOLE             12782
HUNTSMAN CORP                       COM          447011107 142     14195     SH      SOLE             14195
Immunomedics Inc     Ordinary       COM          452907108 44      13259     SH      SOLE             13259
Kelly Services Inc - Class A        COM          488152208 151     11035     SH      SOLE             11035
MEDASSETS INC                       COM          584045108 196     21222     SH      SOLE             21222
Metropcs Comms     Ordinary         COM          591708102 194     22382     SH      SOLE             22382
Multimedia Games Holding Co Inc     COM          625453105 108     13637     SH      SOLE             13637
NATIONAL CINEMEDIA INC              COM          635309107 141     11387     SH      SOLE             11387
National Financial Partners Corp    COM          63607P208 192     14166     SH      SOLE             14166
Newpark Resources Inc               COM          651718504 123     12901     SH      SOLE             12901
Novavax Inc     Ordinary            COM          670002104 30      24135     SH      SOLE             24135
Omnivsion Technologies     Ordinary COM          682128103 145     11847     SH      SOLE             11847
PennantPark Investment Corp         COM          708062104 188     18646     SH      SOLE             18646
Pep Boys-Manny Moe & Jack Inc       COM          713278109 140     12729     SH      SOLE             12729
PERFECT WORLD CO LTD-ADR            COM          71372U104 115     10967     SH      SOLE             10967
PetMed Express Inc                  COM          716382106 170     16335     SH      SOLE             16335
Power One Inc     Ordinary          COM          73930R102 78      19998     SH      SOLE             19998
Premiere Global Services Inc        COM          740585104 86      10126     SH      SOLE             10126
Progenics Pharmaceuticals Inc       COM          743187106 151     17675     SH      SOLE             17675
PROSPECT ENERGY CORP                COM          74348T102 151     16216     SH      SOLE             16216
REACHLOCAL INC                      COM          75525F104 106     17114     SH      SOLE             17114
Rite Aid Corp                       COM          767754104 30      23812     SH      SOLE             23812
RUBY TUESDAY IN                     COM          781182100 122     17743     SH      SOLE             17743
SELECT MEDICAL HOLDINGS CORP        COM          81619Q105 115     13515     SH      SOLE             13515
Sprint Nextel Corp     Ordinary     COM          852061100 163     69471     SH      SOLE             69471
STEWART ENTERPRISES INC-CL A        COM          860370105 78      13599     SH      SOLE             13599
Symantec Corp                       COM          871503108 173     11024     SH      SOLE             11024
Taser International Inc             COM          87651B104 90      17626     SH      SOLE             17626
Triquint Semiconductor     Ordinary COM          89674K103 58      12002     SH      SOLE             12002
Turkcell Iletisim Hizmet            COM          900111204 181     15429     SH      SOLE             15429
United Online Inc                   COM          911268100 78      14337     SH      SOLE             14337
Valassis Communications Inc         COM          918866104 199     10350     SH      SOLE             10350
Vical Inc                           COM          925602104 152     34361     SH      SOLE             34361
VIMPELCOM LTD-SPON ADR              COM          92719A106 128     13505     SH      SOLE             13505
Vishay Intertechnology Inc          COM          928298108 190     21091     SH      SOLE             21091
Washington Federal Inc              COM          938824109 174     12441     SH      SOLE             12441
Zhongpin Inc                        COM          98952K107 93      10914     SH      SOLE             10914